Note 5 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 5 Loans Receivable, Net

A summary of loans receivable at December 31, 2021 and 2020, is as follows:

(Dollars in thousands)	2021	2020
Single family real estate	$163,322	135,023

Commercial real estate:
Construction:
Single family	23,293	19,832
Multi-family	9,986	2,316
Commercial real estate	13,959	9,345
Childcare services	2,796	3,933
Churches/community service	11,332	8,427
Land developments	12,041	13,237
Lodging	57,220	61,823
Manufacturing	23,913	20,833
Movie theaters	9,334	9,619
Multi-family	43,140	41,456
Nursing home/healthcare	19,870	14,488
Restaurant/bar/cafe	8,473	6,383
Retail/office	87,244	93,472
Warehouse	31,501	32,568
Other (1)	42,766	42,972
	396,868	380,704
Consumer:
Home equity line	17,467	21,308
Home equity	7,557	11,549
Land/lots	2,154	3,357
Recreational vehicles	10,985	15,645
Other(1)	3,482	3,532
	41,645	55,391
Commercial business	60,165	82,673
Total loans	662,000	653,791
Less:
Unamortized discounts	10	12
Net deferred loan fees	209	450
Allowance for loan losses	9,279	10,699
Total loans receivable, net	$652,502	642,630
Commitments to originate or purchase loans	$14,501	23,596
Commitments to deliver loans to secondary market	$12,340	24,746
Weighted average contractual rate of loans in portfolio	4.01%	4.21%

(1) Amounts under two million dollars in both years are included in "Other".

Included in total commitments to originate or purchase loans are fixed rate loans aggregating $13.5 million and $19.5 million as of December 31, 2021 and 2020, respectively. The interest rates on these loan commitments ranged from 2.50% to 4.75% at December 31, 2021 and from 2.25% to 4.75% at December 31, 2020.

The aggregate amount of loans to executive officers and directors of the Company was $0.1 million and $0.2 million at December 31, 2021 and 2020, respectively. During 2021, there were no new loans to executive officers and directors. Loans paid off or closed totaled $0.1 million in 2021. The remaining balance of $0.1 million for both years represents a Home Equity Line of Credit for one executive officer and there has been no activity on the line of credit during 2021 or 2020. All loans to executive officers and directors are made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At December 31, 2021 and 2020, the Company was servicing loans for others with aggregate unpaid principal balances of $586.4 million and $580.0 million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota and Wisconsin. At December 31, 2021 and 2020, the Company had in its portfolio single family residential loans located in the following states:

	2021		2020
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Minnesota	$142,252	87.1%	$114,575	84.9%
Wisconsin	15,048	9.2	15,910	11.8
Other states (1)	6,022	3.7	4,538	3.3
Total	$163,322	100.0%	$135,023	100.0%

(1)Amounts under two million dollars in both years are included in “Other states”.

At December 31, 2021 and 2020, the Company had in its portfolio commercial real estate loans located in the following states:

	2021		2020
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Colorado	$6,150	1.6%	$0	0.0%
Florida	4,293	1.1	4,350	1.1
Iowa	7,955	2.0	6,281	1.7
Minnesota	264,376	66.6	261,598	68.7
North Carolina	4,436	1.1	4,571	1.2
Wisconsin	93,999	23.7	90,112	23.7
Other states (1)	15,659	3.9	13,792	3.6
Total	$396,868	100.0%	$380,704	100.0%

(1) Amounts under four million dollars in both years are included in “Other states”.